Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 535
Derivative liabilities		$ (568)
Foreign Exchange Future [Member] | Recurring [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	701	90
Derivative liabilities	(149)	(921)
Foreign Exchange Future [Member] | Recurring [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	172	263
Derivative liabilities	$ (189)